Income Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ 60,144	$ 821	$ 10,100
Income tax of changes in cash flow hedge transactions	894	(1,292)	(21)
Deferred tax of actuarial gains (losses) from defined benefit plans		(896)	(710)
Total increases (decreases) for deferred taxes of other comprehensive income from discontinued operations			(6,593)
Other increases (decreases) for deferred taxes		(27)
Components of other comprehensive income	$ 61,038	$ (1,394)	$ 2,776